Additional Financial Information of Parent Company - Condensed Statements of Cash Flows (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
	Jun. 22, 2021 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Cash flows from operating activities:
Net (loss) income		¥ 2,227,093		¥ 411,900	¥ (3,654,528)
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities
Share-based compensation		441,827	$ 62,230	919,255	3,628,602
Foreign exchange loss (gain)		2,149	303	(15,048)	15,468
Impairment loss		0		0	0
Changes in operating assets and liabilities:
Prepayments and other current assets		163,248	22,993	(943,214)	(656,008)
Amounts due to related parties		(6,066)	(854)	(6,252)	(31,213)
Other non-current assets		(183,829)	(25,892)	(2,000)	0
Net cash provided by (used in) operating activities		2,269,646	319,674	(15,520)	(211,419)
Cash flows from investing activities:
Purchases of long-term investments		(9,261,359)	(1,304,435)	0	0
Payments for investment in equity investees		63,000	8,873	6,500	887,327
Return from dissolution of an equity investment		0	0	1,502	11,929
Net cash (used in) provided by investing activities		553,739	77,993	2,131,221	(14,398,973)
Cash flows from financing activities:
Cash paid for repurchase of ordinary shares and convertible redeemable preferred shares		(1,168,301)	(164,552)	(884,360)	(2,208,791)
Taxes paid for employees through repurchase of ordinary shares		(26,741)	(3,766)	(508,015)	(376,646)
Cash prepaid for repurchase of ordinary shares		(179,784)	(25,322)	0	0
Proceeds from initial public offerings, net	¥ 11,059,043	0	0	0	11,059,043
Proceeds from exercise of share options		1	0	8	20
Net cash provided by (used in) financing activities		(1,167,002)	(164,369)	(1,330,175)	8,901,514
Effect of exchange rate changes on cash and cash equivalents		18,954	2,669	71,932	(87,677)
Net decrease in cash and cash equivalents		1,675,337	235,967	857,458	(5,796,555)
Cash and cash equivalents, beginning of the year		5,137,312		4,284,291
Cash and cash equivalents, end of the year		6,770,895	953,661	5,137,312	4,284,291
Parent Company [Member]
Cash flows from operating activities:
Net (loss) income		2,212,888	311,680	406,762	(3,654,448)
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities
Equity in income of subsidiaries, VIEs and VIEs' subsidiaries		(1,879,288)	(264,694)	(997,956)	(197,282)
Share-based compensation		419,551	59,093	919,255	3,628,602
Modification of share options		0	0	0	209,311
Equity in loss of unconsolidated investees		0	0	0	5,696
Net loss (gain) from disposal and deemed disposal of investment in equity investees		(1,110)	(156)	0	379
Unrealized (gains) loss from fair value changes of investments		(12,852)	(1,810)	39,131	(18,333)
Foreign exchange loss (gain)		(1,152)	(162)	1,646	2,917
Impairment loss		0	0	0	43,708
Changes in operating assets and liabilities:
Prepayments and other current assets		92,424	13,018	(80,171)	(108,119)
Accounts payable		(2)	0	(40)	42
Amounts due to related parties		(6,066)	(854)	(6,252)	(31,213)
Income tax payable and other tax payable		15,581	2,194	9,219	9,084
Accrued expenses and other current liabilities		69,385	9,773	18,749	(78,313)
Other non-current assets		(121,280)	(17,082)	0	0
Net cash provided by (used in) operating activities		788,079	111,000	310,343	(187,969)
Cash flows from investing activities:
Purchases of short-term investments		(9,431,226)	(1,328,360)	(77,533,178)	(19,376,170)
Maturity of short-term investments		16,951,360	2,387,549	80,368,017	7,464,384
Purchases of long-term investments		(5,306,075)	(747,345)	0	0
Payments for investment in equity investees		0	0	0	(580,888)
Return from dissolution of an equity investment		0	0	0	11,929
Investment in subsidiaries and VIEs		(1,833,910)	(258,301)	(2,538,846)	(2,081,323)
Net cash (used in) provided by investing activities		380,149	53,543	295,993	(14,562,068)
Cash flows from financing activities:
Cash paid for repurchase of ordinary shares and convertible redeemable preferred shares		(1,168,301)	(164,552)	(884,360)	(2,208,791)
Taxes paid for employees through repurchase of ordinary shares		(26,741)	(3,766)	(508,015)	(376,646)
Cash prepaid for repurchase of ordinary shares		(179,784)	(25,322)	0	0
Proceeds from issuing preferred shares, net of issuance cost		0	0	0	385,788
Proceeds from initial public offerings, net		0	0	0	11,059,043
Proceeds from exercise of share options		1	0	8	20
Net cash provided by (used in) financing activities		(1,374,825)	(193,640)	(1,392,367)	8,859,414
Effect of exchange rate changes on cash and cash equivalents		(6,558)	(925)	26,603	(102,804)
Net decrease in cash and cash equivalents		(213,155)	(30,022)	(759,428)	(5,993,427)
Cash and cash equivalents, beginning of the year		273,112	38,467	1,032,540	7,025,967
Cash and cash equivalents, end of the year		¥ 59,957	$ 8,445	¥ 273,112	¥ 1,032,540